Note 16 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	1 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Balance (in shares)	8,365		8,365	8,000	8,365
Balance	$ 8,019,636		$ 8,019,636	$ 7,654,577	$ 8,019,636
Dividends declared (in shares)				365
Dividends declared				$ 365,059
Redemption of Preferred shares (in shares)					(2,000)
Redemption of Preferred shares					$ (2,000,000)
Preferred deemed dividend		$ (0)	345,628	$ (0)	$ 345,628
Balance (in shares)		0		8,365	0
Balance		$ 0		$ 8,019,636	$ 0
Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares (in shares)	(6,365)				(6,365)
Preferred shares converted to common shares					$ (6,365,264)
Ordinary Preferred Stock [Member]
Balance	$ 6,849,522		6,849,522	6,849,522	6,849,522
Dividends declared				0
Redemption of Preferred shares					(2,000,000)
Preferred deemed dividend					345,628
Balance		0		6,849,522	0
Ordinary Preferred Stock [Member] | Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares					(5,195,150)
Preferred Stock Issued as Dividends [Member]
Balance	$ 1,170,114		$ 1,170,114	805,055	1,170,114
Dividends declared				365,059
Redemption of Preferred shares					0
Preferred deemed dividend					0
Balance		$ 0		$ 1,170,114	0
Preferred Stock Issued as Dividends [Member] | Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares					$ (1,170,114)